Dividends (Tables)	12 Months Ended
Dec. 31, 2022
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Details of dividend declared
(1)     Details of dividends declared
Details of dividend declared in Parent Company for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In millions of won, except for face value and share data)
Year	Dividend type	Number of shares outstanding	Face value (in won)	Dividend ratio	Dividends
2022	Cash dividends (Interim)	218,002,830	100	830%	￦	180,942
	Cash dividends (Interim)	218,032,053	100	830%		180,967
	Cash dividends (Interim)	218,032,053	100	830%		180,967
	Cash dividends (Year-end)	218,032,053	100	830%		180,967

					￦	723,843

2021	Cash dividends (Interim)	217,616,645	100	1,635%	￦	355,804
	Cash dividends (Year-end)	217,582,152	100	1,660%		361,186

					￦	716,990

2020	Cash dividends (Interim)	73,136,448	500	200%	￦	73,136
	Cash dividends (Year-end)	71,327,153	500	1,800%		641,944

					￦	715,080

Dividends yield ratios
(2)     Dividends yield ratio
Dividends yield ratios for the years ended December 31, 2022, 2021 and 2020 are as follows:

(In won)
Year	Dividend type	Dividend per share	Closing price at year-end	Dividend yield ratio
2022	Cash dividends	3,320	47,400	7.00%
2021	Cash dividends	3,295	57,900	5.69%
2020	Cash dividends	10,000	238,000	4.20%